Note Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Deferred Tax Assets Net	$ 1,035,110	$ 1,243,668
Unrecognized Tax Benefits Interest On Income Taxes Accrued	2,700	2,900
Income Tax Examination Penalties Accrued	0	0
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	9,000	9,000
Recognized Tax Benefits Current Interest On Income Taxes Accrued	598	1,200
Deferred Tax Liabilities	154,049	162,149
Deferred Tax Assets Valuation Allowance	447,824	664,287
Income Tax Reconciliation Change In Enacted Tax Rate	168,358	0	$ 0
Unrecognized Tax Benefits Expected Decreases Resulting From Settlements With Taxing Authorities	4,600
Income Tax Expense Benefit	$ 230,830	$ 78,784	(495,172)
Marginal Corporate Income Tax Rate	21.00%	35.00%
Interest Expense Reduction Due To Settlement	$ 505
Interest Expense Reduction Due To Expiration Of The Statue Of Limitations	353
Popular, Inc. Holding Co.
Income Taxes [Line Items]
Deferred Tax Assets Valuation Allowance	67,000
Income Tax Expense Benefit	0	$ 19	(186)
Other liabilities
Income Taxes [Line Items]
Deferred Tax Liabilities	1,300	1,400
PUERTO RICO
Income Taxes [Line Items]
Deferred Tax Assets Net	685,000
Deferred Tax Liabilities	128,615	125,001
Deferred Tax Assets Valuation Allowance	$ 67,263	46,951
Dividends Received Deduction From Controlled Subsidiary Percentage	100.00%
Dividends Received Deductions From Other Taxable Domestic Corporations Percentage	85.00%
Unrecognized tax benefits	$ (1,185)	(4,442)	0
Income Tax Expense Benefit	230,830	78,784	(495,172)
PUERTO RICO | Unrecognized tax benefits [Member]
Income Taxes [Line Items]
Unrecognized tax benefits	(4,400)
UNITED STATES
Income Taxes [Line Items]
Deferred Tax Assets Net	348,000
Deferred Tax Liabilities	25,434	37,148
Deferred Tax Assets Valuation Allowance	380,561	$ 617,336
Income Tax Reconciliation Change In Enacted Tax Rate			$ 589,000
Deferred Tax Assets	729,000
Banco Popular Puerto Rico Qualified Pension Plan
Income Taxes [Line Items]
Deferred Tax Assets Other Tax	44,200
Deferred Tax Assets, Other Loss Carryforwards	$ 17,400